Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MainStay Epoch U.S. Equity Yield Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you invest at least $250,000 in Class T shares of the Fund in a single transaction. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 97 of the Prospectus and in the "Alternative Sales Arrangements" section on page 109 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest at least $250,000 in Class T shares of the Fund in a single transaction.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 250,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund generally invests in a diversified portfolio consisting of equity securities of U.S. companies that have a history of attractive dividend yields and positive growth in operating cash flow. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities of dividend-paying U.S. companies across all market capitalizations. Generally, U.S. companies are companies organized in the U.S. that trade primarily in U.S. securities markets. The Fund may invest up to 15% of its net assets in foreign securities. Generally, foreign securities are issued by companies organized outside the U.S. or that trade primarily in non-U.S. securities markets.

Investment Process: Epoch Investment Partners, Inc., the Fund's Subadvisor, invests primarily in companies that generate increasing levels of free cash flow and have managements that allocate it effectively to create shareholder value.

The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. The Subadvisor seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to intelligently allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases and/or debt reduction.

The Subadvisor seeks to find and invest in companies that meet its definition of quality-companies that are free cash flow positive or becoming free cash flow positive, that are debt free or deleveraging, and that are led by strong management. The Subadvisor evaluates whether a company has a focus on shareholder yield by analyzing the company's existing cash dividend, the company's share repurchase activities, and the company's debt reduction activities as well as the likelihood of positive changes to each of these criteria, among other factors.

The Subadvisor may sell or reduce a position in a security when it believes its investment objectives have been met or if the investment thesis is failing to materialize. The Subadvisor may also sell or reduce a position in a security if it sees an interruption to the dividend policy, a deterioration in fundamentals or when the security is deemed less attractive relative to another security on a return/risk basis.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Fund’s Subadvisor may underperform the market or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold cash at times when it would not otherwise do so.

The principal risks of investing in the Fund are summarized below.

Market Risk: The value of the Fund's investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. Changes in these markets may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

Portfolio Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results. In addition, the Fund may not achieve its investment objective, including during a period in which the Subadvisor takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Dividend-Paying Stock Risk: The Fund’s emphasis on equity and equity-related securities that produce income or other distributions subjects the Fund to the risk that such securities may fall out of favor with investors and underperform the market. Depending upon market conditions, income producing stock that meets the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the ability of the Fund to produce current income while remaining fully diversified. Also, an issuer may reduce or eliminate its income payments or other distributions. The distributions received by the Fund may not qualify as income for Fund investors.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Market Capitalization Risk: To the extent the Fund invests in the securities issued by small-, mid-, or large-cap companies, the Fund will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments.  Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Class T shares have not commenced operations as of the date of this Prospectus. As a result, the following chart and table give you a picture of the performance for the other share classes of the Fund, which are not offered in this Prospectus. The performance of Class T shares would be similar to the other share classes and differ only to the extent that those share classes and Class T shares have different expenses. To the extent Class T shares have higher expenses than the other share classes of the Fund, its performance would be lower.

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one- and five-year periods and the life of the Fund compare to those of two broad-based securities market indices. The Fund has selected the Russell 1000 ® Value Index as its primary benchmark. The Russell 1000 ® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 ® Index companies with lower price-to-book ratios and lower expected growth values. The Fund has selected the Russell 1000 ® Index as its secondary benchmark. The Russell 1000 ® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 ® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership.

Performance figures for Class I shares reflect the historical performance of the Institutional shares and performance figures for Class A shares reflect the historical performance of Class P shares of the Epoch U.S. Large Cap Equity Fund (the predecessor to the Fund, which was subject to a different fee structure, and for which Epoch Investment Partners, Inc. served as investment adviser) for periods prior to November 16, 2009. The Fund commenced operations on December 3, 2008. Class A shares (formerly Class P shares) were first offered on February 3, 2009.

Performance data for the classes varies based on differences in their fee and expense structures. Performance is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

On September 17, 2012, the Fund changed its investment objective and principal investment strategies. Performance figures for dates prior to September 17, 2012 reflect the Fund's prior investment objective and principal investment strategies.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund.

The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one- and five-year periods and the life of the Fund compare to those of two broad-based securities market indices.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance data for the classes varies based on differences in their fee and expense structures. Performance is not shown for classes with less than one calendar year of performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

The Fund has selected the Russell 1000 ® Index as its secondary benchmark. The Russell 1000 ® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 ® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns, Class I Shares (by calendar year 2009-2016)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter
2Q/09	15.85%
Worst Quarter
3Q/11	-16.22%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund | Russell 1000® Value Index (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.34%
5 Years	rr_AverageAnnualReturnYear05	14.80%
10 Years	rr_AverageAnnualReturnYear10	13.99%
MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund | Russell 1000® Index (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.05%
5 Years	rr_AverageAnnualReturnYear05	14.69%
10 Years	rr_AverageAnnualReturnYear10	15.23%
MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.01%
5 Years	rr_AverageAnnualReturnYear05	11.92%
10 Years	rr_AverageAnnualReturnYear10	13.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 03, 2009
MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.26%
5 Years	rr_AverageAnnualReturnYear05	12.23%
10 Years	rr_AverageAnnualReturnYear10	10.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 16, 2009
MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
2009	rr_AnnualReturn2009	26.53%
2010	rr_AnnualReturn2010	12.46%
2011	rr_AnnualReturn2011	0.23%
2012	rr_AnnualReturn2012	12.52%
2013	rr_AnnualReturn2013	30.19%
2014	rr_AnnualReturn2014	14.85%
2015	rr_AnnualReturn2015	(2.49%)
2016	rr_AnnualReturn2016	14.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.22%)
1 Year	rr_AverageAnnualReturnYear01	14.66%
5 Years	rr_AverageAnnualReturnYear05	13.47%
10 Years	rr_AverageAnnualReturnYear10	14.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2008
MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.97%
5 Years	rr_AverageAnnualReturnYear05	11.66%
10 Years	rr_AverageAnnualReturnYear10	12.32%
MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund | Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.84%
5 Years	rr_AverageAnnualReturnYear05	10.69%
10 Years	rr_AverageAnnualReturnYear10	11.43%
MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.14%	[2]
1 Year	rr_ExpenseExampleYear01	$ 363
3 Years	rr_ExpenseExampleYear03	638
5 Years	rr_ExpenseExampleYear05	934
10 Years	rr_ExpenseExampleYear10	$ 1,775
MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.82%
5 Years	rr_AverageAnnualReturnYear05	11.79%
10 Years	rr_AverageAnnualReturnYear10	10.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 16, 2009

[1]	The management fee is as follows: 0.70% on assets up to $500 million; and 0.69% on assets in excess of $500 million.
[2]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 1.14% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to Class T Shares. This agreement will remain in effect until February 28, 2018, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.